Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr. 25, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Congress All Cap Opportunity Fund | Retail Class
Risk/Return:
Trading Symbol	CACOX
Congress All Cap Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	IACOX
Congress Mid Cap Growth Fund | Retail Class
Risk/Return:
Trading Symbol	CMIDX
Congress Mid Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	IMIDX
Congress Large Cap Growth Fund | Retail Class
Risk/Return:
Trading Symbol	CAMLX
Congress Large Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	CMLIX